share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
share-based compensation
Details of share-based compensation expense

Years ended December 31 (millions)		2020			2019
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense	outflows	adjustment	expense	outflows	adjustment
Restricted share units	(b)	$131	$(109)	$22	$107	$(112)	$(5)
Employee share purchase plan	(c)	33	(33)	—	37	(37)	—
Share option awards	(d)	9	(4)	5	3	—	3
		$173	$(146)	$27	$147	$(149)	$(2)

TELUS Corporation restricted share units
share-based compensation
Disclosure of restricted share units

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

Number of non-vested restricted share units as at December 31	2020*	2019*
Restricted share units without market performance conditions
Restricted share units with only service conditions	5,718,328	6,186,854
Notional subset affected by total customer connections performance condition	298,957	282,100
	6,017,285	6,468,954
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	896,870	846,298
	6,914,155	7,315,252

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

Years ended December 31	2020			2019
			Weighted			Weighted
	Number of restricted		average	Number of restricted		average
	share units [1]		grant-date	share units [1]		grant-date
	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period *
Non-vested	6,468,954	—	$23.37	6,387,040	—	$22.42
Vested	—	30,800	$22.02	—	126,766	$22.45
Granted
Initial award	3,199,809	—	$25.36	4,092,094	—	$23.82
In lieu of dividends	428,750	624	$23.08	333,600	578	$23.62
Vested	(3,696,539)	3,696,539	$23.14	(4,004,162)	4,004,162	$22.28
Settled in cash	—	(3,053,349)	$22.82	—	(4,100,706)	$22.28
Settled in equity	—	(644,744)	$24.17	—	—	$—
Forfeited	(383,689)	—	$23.82	(339,618)	—	$22.65
Outstanding, end of period
Non-vested	6,017,285	—	$24.55	6,468,954	—	$23.37
Vested	—	29,870	$24.58	—	30,800	$22.02

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

TELUS International (Cda) Inc. restricted share units
share-based compensation
Disclosure of restricted share units

Years ended December 31	2020				2019
	US$ denominated								Canadian $ denominated
			Weighted				Weighted		Number of	Weighted
	Number of restricted		average		Number of restricted		average		vested	average
	share units		grant-date		share units		grant-date		restricted	grant-date
	Non-vested	Vested	fair value		Non-vested	Vested	fair value		share units	fair value
Outstanding, beginning of period [1]
Non-vested	2,093,603	—	US$	6.11	2,527,704	—	US$	5.71	—	$—
Vested	—	—	US$	—	—	—	US$	—	145,346	$4.75
Granted	357,966	—	US$	11.11	836,145	—	US$	7.32	—	$—
Vested	(982,395)	982,395	US$	5.95	(1,186,524)	1,186,524	US$	5.10	—	$—
Settled in cash	—	(982,395)	US$	5.95	—	(1,186,524)	US$	5.10	(145,346)	$4.75
Forfeited	(85,532)	—	US$	7.00	(83,722)	—	US$	5.94	—	$—
Outstanding, end of period-non-vested	1,383,642	—	US$	7.94	2,093,603	—	US$	6.11	—	$—
1

Amounts reflect retrospective application of February 4, 2021, 4.5-for-one share subdivision which occurred in connection with TELUS International (Cda) Inc.'s initial public offering of shares (see Note 28(d)).

TELUS Corporation share options
share-based compensation
Disclosure of stock options

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

	Number of	Weighted
	share	average share
Year ended December 31, 2020	options	option price [1]
Outstanding, beginning of period*	—	$—
Granted	3,171,600	$21.57
Forfeited	(156,900)	$21.29
Outstanding, end of period	3,014,700	$21.59
1	The weighted average remaining contractual life is 6.3 years. No options were exercisable as at the balance sheet date.

*   Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

Schedule of weighted average fair value of share option award granted

Year ended December 31, 2020
Share option award fair value (per share option)	$0.65
Risk-free interest rate	0.95%
Expected lives [1] (years)	4.25
Expected volatility	12.3%
Dividend yield	5.4%
1	The maximum contractual term of the share option awards granted in 2020 was seven years.

*   Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

TELUS International (Cda) Inc. share options
share-based compensation
Disclosure of stock options

Years ended December 31	2020					2019
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
	Number	Weighted		Number	Share	Number	Weighted		Number	Share
	of share	average share		of share	option	of share	average share		of share	option
	options	option price [2]		options	price [3]	options	option price [2]		options	price [3]
Outstanding, beginning of period [1]	4,484,790	US$	6.91	242,244	$4.75	3,864,308	US$	6.63	242,244	$4.75
Granted	—	US$	—	—	$—	620,482	US$	8.46	—	$—
Exercised	(562,734)	US$	6.21	—	$—	—	US$	—	—	$—
Outstanding, end of period	3,922,056	US$	6.94	242,244	$4.75	4,484,790	US$	6.91	242,244	$4.75
Exercisable, end of period	3,267,423	US$	6.58	242,244	$4.75	—	US$	—	—	$—
1

Amounts reflect retrospective application of February 4, 2021, 4.5-for-one share subdivision which occurred in connection with TELUS International (Cda) Inc.’s initial public offering of shares (see Note 28(d)).

2	The range of share option prices is US$4.87 – US$8.95 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 6.4 years.
3	The weighted average remaining contractual life is 5.6 years.